Schedule of accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable And Accrued Liabilities
Trade payables	$ 410,701	$ 389,982
Accrued liabilities	290,298	644,231
Total	$ 700,999	$ 1,034,213